Note 8 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
December 31, 2018
	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$290,667	$95,011	$195,656
Investment management contracts	270,600	12,145	258,455
Franchise rights	5,175	4,141	1,034
Trademarks and trade names:
Indefinite life	23,841	-	23,841
Finite life	12,851	2,853	9,998
Management contracts and other	16,533	7,907	8,626
Brokerage backlog	480	160	320
	$620,147	$122,217	$497,930
December 31, 2017
	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$219,986	$74,897	$145,089
Franchise rights	5,703	4,156	1,547
Trademarks and trade names:
Indefinite life	24,121	-	24,121
Finite life	2,776	1,865	911
Management contracts and other	17,733	6,572	11,161
Brokerage backlog	310	103	207
	$270,629	$87,593	$183,036

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	Amount	Estimated weighted average amortization period (years)

Customer lists and relationships	$90,668	9.9
Investment management contracts	270,600	12.9
Trademarks and trade names - finite life	11,632	10.9
Brokerage backlog	4,722	0.5

	$377,622	12.0

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2019	$56,903
2020	53,419
2021	51,366
2022	50,690
2023	48,127